Consolidation scope (Details)	12 Months Ended
Dec. 31, 2019 entity
Consolidation scope
Number of entities	1,134
Investments accounted for using equity method
Consolidation scope
Number of entities	140
Exploration & Production | Angola Block 14 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	50.01%
Exploration & Production | Brass Holdings S.A.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Deer Creek Pipelines Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	75.00%
Exploration & Production | E.F. Oil And Gas Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Elf E&P
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Elf Exploration UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Elf Petroleum Iran
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Elf Petroleum UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Mabruk Oil Operations
Consolidation scope
Group interest, fully consolidated (as a percent)	49.02%
Exploration & Production | Marathon Oil Libya Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Stogg Eagle Funding B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Tepkri Sarsang A/S
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Termokarstovoye S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total (BTC) B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Abu Al Bu Khoosh
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Austral
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Brazil Services B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Danmark Pipelines A/S
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Denmark ASW Pipeline Aps
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Denmark ASW, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Dolphin Midstream
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Absheron B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Al Shaheen A/S
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Algerie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Algerie Berkine A/S
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Americas, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola Block 15/06 Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola Block 16 A/S
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola Block 16 Holding A/S
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola Block 17.06
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola Block 25
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola Block 32
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola Block 33
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola Block 39
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola Block 40
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola Block 48 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola Chissonga Holdings Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Aruba B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Asia Pacific Pte. Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Azerbaijan B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Bolivie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Borneo B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Bulgaria B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Cambodge
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Canada Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Chine
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Chissonga Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Colombie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Congo
Consolidation scope
Group interest, fully consolidated (as a percent)	85.00%
Exploration & Production | Total E&P Cote d'Ivoire
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Cote d'Ivoire CI - 514
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Cote d'Ivoire CI - 515
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Cote d'Ivoire CI - 516
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Cote d'Ivoire CI-605 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Cyprus B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Danmark A/S - CPH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Danmark A/S - EBJ
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Deep Offshore Borneo B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Do Brasil Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Dolphin Upstream
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Dunga GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P East El Burullus Offshore B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Egypt Block 2 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Egypte
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Europe and Central Asia Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P France
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Golfe Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Greece B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Guyana B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Guyane Francaise
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Holdings Russia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Holdings UAE B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Anchor, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Jutland Denmark B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P International K1 Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P International K2 Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P International K3 Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P International Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Iraq
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Ireland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Italia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Kazakhstan
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Kenya B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Kurdistan Region of Iraq (Harir) B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Kurdistan Region of Iraq (Safen) B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Kurdistan Region of Iraq (Taza) B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Kurdistan Region of Iraq B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Liban S.A.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Libye
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Lower Zakum B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Malaysia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Mauritania Block C18 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Mauritania Block C9 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Mauritania Blocks DW B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Mauritanie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Mexico S.A. de C.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Mozambique B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Myanmar
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Gom Moh. LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Jack LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Namibia B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P New Ventures Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Nigeria Deepwater A Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Nigeria Deepwater B Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Nigeria Deepwater C Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Nigeria Deepwater D Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Nigeria Deepwater E Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Nigeria Deepwater F Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Nigeria Deepwater G Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Nigeria Deepwater H Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Nigeria Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Nigeria S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Norge AS
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P North Sea UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Oman
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Participations Petrolieres Congo
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Philippines B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Qatar
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P RDC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Research & Technology USA LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Russie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Senegal
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Services China Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P South Africa B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P South Pars
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P South Sudan
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Syrie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Tajikistan B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Thailand
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Three PL B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Timan-Pechora LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P UAE Unconventional Gas B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Uganda B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Umm Shaif Nasr B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Uruguay B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Uruguay Onshore B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P USA Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P USA Oil Shale, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Well Response
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P US Well Containment, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Yemen
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Yemen Block 3 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total East Africa Midstream B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Energy (Meuk) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Exploration M'Bridge
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Facilities Management B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Gabon
Consolidation scope
Group interest, fully consolidated (as a percent)	58.28%
Exploration & Production | Total Gass Handel Norge AS
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Gastransport Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Holding Dolphin Amont
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Holdings Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Holdings Nederland International B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Iran B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total LNG Supply Services USA Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Oil and Gas South America
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Oil and Gas Venezuela B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Oil Gb Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Oil UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Pars LNG
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Petroleum Angola
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Profils Petroliers
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total P&G Do Brasil Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Qatar
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total South Pars
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Upstream Danmark A/S
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Upstream Nigeria Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Upstream UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Venezuela
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Uintah Colorado Resources, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	66.67%
Exploration & Production | Unitah Colorado Resources II, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Ypergas S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	37.33%
Exploration & Production | Abu Dhabi Gas Industries Limited
Consolidation scope
Group interest, equity method (as a percent)	15.00%
Exploration & Production | Abu Dhabi Marine Areas Limited
Consolidation scope
Group interest, equity method (as a percent)	33.33%
Exploration & Production | Angola LNG Supply Services, LLC
Consolidation scope
Group interest, equity method (as a percent)	13.60%
Exploration & Production | Bonny Gas Transport Limited
Consolidation scope
Group interest, equity method (as a percent)	15.00%
Exploration & Production | Brass LNG Limited
Consolidation scope
Group interest, equity method (as a percent)	20.48%
Exploration & Production | Dolphin Energy Limited
Consolidation scope
Group interest, equity method (as a percent)	24.50%
Exploration & Production | Gas Investment and Services Company Limited
Consolidation scope
Group interest, equity method (as a percent)	10.00%
Exploration & Production | Moattama Gas Transportation Company Limited
Consolidation scope
Group interest, equity method (as a percent)	31.24%
Exploration & Production | Norpipe Oil A/S
Consolidation scope
Group interest, equity method (as a percent)	34.93%
Exploration & Production | Norpipe Petroleum UK Limited
Consolidation scope
Group interest, equity method (as a percent)	45.22%
Exploration & Production | Norpipe Terminal Holdco Limited
Consolidation scope
Group interest, equity method (as a percent)	45.22%
Exploration & Production | Norsea Pipeline Limited
Consolidation scope
Group interest, equity method (as a percent)	45.22%
Exploration & Production | North Oil Company
Consolidation scope
Group interest, equity method (as a percent)	30.00%
Exploration & Production | Novatek
Consolidation scope
Group interest, equity method (as a percent)	19.40%
Exploration & Production | Pars LNG Limited
Consolidation scope
Group interest, equity method (as a percent)	40.00%
Exploration & Production | Petrocedeno
Consolidation scope
Group interest, equity method (as a percent)	30.32%
Exploration & Production | Private Oil Holdings Oman Limited
Consolidation scope
Group interest, equity method (as a percent)	10.00%
Exploration & Production | Terneftegaz JSC
Consolidation scope
Group interest, equity method (as a percent)	58.89%
Percentage of control in associate or joint venture	49.00%
Integrated Gas, Renewables and Power | Alcad AB
Consolidation scope
Group interest, fully consolidated (as a percent)	99.34%
Integrated Gas, Renewables and Power | Bassin Du Capiscol
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Biogaz Breuil
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Biogaz Chatillon
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Biogaz Corcelles
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Biogaz Epinay
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Biogaz Libron
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Biogaz Milhac
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Biogaz Soignolles
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Biogaz Torcy
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Biogaz Vert Le Grand
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Biogaz Viriat
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Borrowed Sunshine II Parent, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Borrowed Sunshine II, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | BSP Class B Member HoldCo, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | BSP Class B Member, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | BSP Holding Company, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | BSP II Parent, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Centrale Eolienne De Couloumi
Consolidation scope
Group interest, fully consolidated (as a percent)	51.00%
Integrated Gas, Renewables and Power | Centrale Eolienne De Coume
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Eolienne De Dainville
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Eolienne De Goulien
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Eolienne De L'Olivier
Consolidation scope
Group interest, fully consolidated (as a percent)	51.00%
Integrated Gas, Renewables and Power | Centrale Eolienne Des Malandaux
Consolidation scope
Group interest, fully consolidated (as a percent)	51.00%
Integrated Gas, Renewables and Power | Centrale Eolienne Du Plan Du Pal
Consolidation scope
Group interest, fully consolidated (as a percent)	51.00%
Integrated Gas, Renewables and Power | Centrale Eolienne La Croix De Cuitot
Consolidation scope
Group interest, fully consolidated (as a percent)	51.00%
Integrated Gas, Renewables and Power | Centrale Eolienne Les Champs Parents
Consolidation scope
Group interest, fully consolidated (as a percent)	51.00%
Integrated Gas, Renewables and Power | Centrale Photovoltaique De La Croix
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Photovoltaique Du Seneguier
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Photovoltaique Le Barou
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire 2
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Centre Ouest 2
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Couloumine
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Du Centre Ouest
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Du Pla De La Roque
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Manosque Ombriere
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Cogenra Solar, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Centrale Solaire De Cazedarnes
Consolidation scope
Group interest, fully consolidated (as a percent)	75.00%
Integrated Gas, Renewables and Power | Centrale Solaire Felix
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Forum Laudun
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Fremy
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Gardanne
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Le Castellet
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Les Aspres
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Les Cordeliers
Consolidation scope
Group interest, fully consolidated (as a percent)	83.98%
Integrated Gas, Renewables and Power | Centrale Solaire Les Cordeliers 2
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Les Galliennes
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Les Melettes
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Lodes
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Mazeran Lr
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Mazeran Paca
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Ombrieres Cap Agathois
Consolidation scope
Group interest, fully consolidated (as a percent)	83.98%
Integrated Gas, Renewables and Power | Centrale Solaire Pezenas
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Piennes
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Plateau De Pouls
Consolidation scope
Group interest, fully consolidated (as a percent)	51.00%
Integrated Gas, Renewables and Power | Centrale Solaire Quadrao
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Supdevenergie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Valorbi
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Viguier
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Zabo
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Zabo 2
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | DAJA 148
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | DAJA 154
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | DAJA 160
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Electricite Solaire De Molleges
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Eole Boin
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Eole Broceliande
Consolidation scope
Group interest, fully consolidated (as a percent)	51.00%
Integrated Gas, Renewables and Power | Eole Champagne Conlinoise
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Eole Cote Du Moulin
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Eole Du Bocage
Consolidation scope
Group interest, fully consolidated (as a percent)	51.00%
Integrated Gas, Renewables and Power | Eole Fonds Caraibes
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Eole Grand Maison
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Eole La Montagne
Consolidation scope
Group interest, fully consolidated (as a percent)	87.60%
Integrated Gas, Renewables and Power | Eole La Perriere S.A.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Eole Les Buissons
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Eole Les Patoures
Consolidation scope
Group interest, fully consolidated (as a percent)	51.00%
Integrated Gas, Renewables and Power | Eole Morne Carriere
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Eole Morne Constant
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Eole Moulin Tizon
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Eole Petit Fougeray
Consolidation scope
Group interest, fully consolidated (as a percent)	51.00%
Integrated Gas, Renewables and Power | Eole Pierrefitte Es Bois
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Eole Saint-Jean Lachalm
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Eole Sorbon S.A.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Eole Sorbon ii
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Eole Yate
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Eoliennes Arques 1
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Eoliennes Arques 2
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Eoliennes Arques 3
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Eoliennes De La Chaussee Brunehaut
Consolidation scope
Group interest, fully consolidated (as a percent)	51.00%
Integrated Gas, Renewables and Power | Eoliennes De La Chaussee Brunehaut 1
Consolidation scope
Group interest, fully consolidated (as a percent)	51.00%
Integrated Gas, Renewables and Power | Eoliennes De La Chaussee Brunehaut 2
Consolidation scope
Group interest, fully consolidated (as a percent)	51.00%
Integrated Gas, Renewables and Power | Eoliennes De La Chaussee Brunehaut 3
Consolidation scope
Group interest, fully consolidated (as a percent)	51.00%
Integrated Gas, Renewables and Power | Eoliennes De La Chaussee Brunehaut 4
Consolidation scope
Group interest, fully consolidated (as a percent)	51.00%
Integrated Gas, Renewables and Power | Eoliennes De La Chaussee Brunehaut 5
Consolidation scope
Group interest, fully consolidated (as a percent)	51.00%
Integrated Gas, Renewables and Power | Eoliennes De L'Ourcq Et Du Clignon
Consolidation scope
Group interest, fully consolidated (as a percent)	51.00%
Integrated Gas, Renewables and Power | Eoliennes Du Champ Chardon
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Fast Jung KB
Consolidation scope
Group interest, fully consolidated (as a percent)	99.34%
Integrated Gas, Renewables and Power | Finansol 1
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Finansol 2
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Finansol 3
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Frieman & Wolf Batterietechnick GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	99.34%
Integrated Gas, Renewables and Power | GFS I Class B Member, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | GFS I Holding Company, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Glaciere De Palisse
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Global Energy Armateur SNC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Global LNG Armateur S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Global LNG Downstream S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Global LNG North America Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Global LNG S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Global LNG Supply S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Global LNG UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Golden Fields Solar I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Goodfellow Solar II, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Goodfellow Solar III, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Goodfellow Solar Construction, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Go Electric
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Greenflex Actirent Group, S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Greenflex S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Helio 100 Kw
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Helio 21
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Helio 974 Toitures
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Helio Bakia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Helio Boulouparis
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Helio Boulouparis 2
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Helio Fonds Caraibes
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Helio Koumac
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Helio L'R
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Helio Moindah
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Helio Piin Patch
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Helio Popidery
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Helio Reunion
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Helio Tamoa
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Helio Temala
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Helix Project III, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Helix Project V, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Hetty
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Holding Eole 2018
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Holding Otev
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Holding Pdr
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Hydro-M Ingenierie Des Energies Renouvelables
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Hydromons
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Institut Photovoltaique D'Ile De France (IPVF)
Consolidation scope
Group interest, fully consolidated (as a percent)	43.00%
Integrated Gas, Renewables and Power | JDA Overseas Holdings, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Jmb Hydro S.A.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Jmb Solar
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Jmb Solar Nogara
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Jmcp
Consolidation scope
Group interest, fully consolidated (as a percent)	50.05%
Integrated Gas, Renewables and Power | Kozani Energy Anonymi Energeiaki Etaireia distinctive title Kozani Energy S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Kozani Energy Malta Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | LA Basin Solar I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | La Compagnie Electrique De Bretagne
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | La Seauve
Consolidation scope
Group interest, fully consolidated (as a percent)	95.01%
Integrated Gas, Renewables and Power | Lampiris S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Lemoore Stratford Land Holdings IV, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Les Eoliennes De Conquereuil
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Les Moulins A Vent De Kermadeen
Consolidation scope
Group interest, fully consolidated (as a percent)	51.00%
Integrated Gas, Renewables and Power | Les Vents De Nivillac
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Les Vents De Ranes
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Libcom
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Libwatt
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Lincoln Solar Star, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Margeriaz Energie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Marysville Unified School District Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Maxeon Solar Technologies, Pte. Ltd.
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Messigaz SNC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Methanergy
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Miyagi Osato Solar Park G.K.
Consolidation scope
Group interest, fully consolidated (as a percent)	90.00%
Integrated Gas, Renewables and Power | Mojave Solar Investment, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | NEM Solar Targetco, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | NorthStar Energy Management, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Northstar Santa Clara County 2016, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Ombrieres Te Vendres
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Parc Eolien De Nesle La Reposte
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Parc Solaire De Servian
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Parc Solaire De Servian 2
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Perpetual Sunshine Solar Program I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Perpetual Sunshine I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Photovoltaic Park Malta Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Photovoltaica Parka Veroia Anonymi Etaireia
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Pos
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Pos Production II
Consolidation scope
Group interest, fully consolidated (as a percent)	60.00%
Integrated Gas, Renewables and Power | Pos Production III
Consolidation scope
Group interest, fully consolidated (as a percent)	70.00%
Integrated Gas, Renewables and Power | Pos Production IV
Consolidation scope
Group interest, fully consolidated (as a percent)	70.00%
Integrated Gas, Renewables and Power | Pos Production V
Consolidation scope
Group interest, fully consolidated (as a percent)	70.00%
Integrated Gas, Renewables and Power | Quadran Caraibes
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Quadran Holding Nc
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Quadran Nogara
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Quadran Pacific
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Quadrelio
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Rosamond Raven Holdings, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Saft (Zhuhai FTZ) Batteries Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	99.34%
Integrated Gas, Renewables and Power | Saft (Zhuhai) Energy Storage Co
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Saft AB
Consolidation scope
Group interest, fully consolidated (as a percent)	99.34%
Integrated Gas, Renewables and Power | Saft Acquisition S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	99.34%
Integrated Gas, Renewables and Power | Saft America Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	99.34%
Integrated Gas, Renewables and Power | Saft AS
Consolidation scope
Group interest, fully consolidated (as a percent)	99.34%
Integrated Gas, Renewables and Power | Saft Australia PTY Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	99.34%
Integrated Gas, Renewables and Power | Saft Batterias SL
Consolidation scope
Group interest, fully consolidated (as a percent)	99.34%
Integrated Gas, Renewables and Power | Saft Batterie Italia S.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	99.34%
Integrated Gas, Renewables and Power | Saft Batterien GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	99.34%
Integrated Gas, Renewables and Power | Saft Batteries Pte Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	99.34%
Integrated Gas, Renewables and Power | Saft Batteries PTY Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	99.34%
Integrated Gas, Renewables and Power | Saft Batterijen B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	99.34%
Integrated Gas, Renewables and Power | Saft Do Brasil Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)	99.34%
Integrated Gas, Renewables and Power | Saft Ferak AS
Consolidation scope
Group interest, fully consolidated (as a percent)	99.34%
Integrated Gas, Renewables and Power | Saft Finance S.A.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	99.34%
Integrated Gas, Renewables and Power | Saft Groupe S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	99.34%
Integrated Gas, Renewables and Power | Saft Hong Kong Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	99.34%
Integrated Gas, Renewables and Power | Saft India Private Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	99.34%
Integrated Gas, Renewables and Power | Saft Japan KK
Consolidation scope
Group interest, fully consolidated (as a percent)	99.34%
Integrated Gas, Renewables and Power | Saft Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	99.34%
Integrated Gas, Renewables and Power | Saft LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	99.34%
Integrated Gas, Renewables and Power | Saft Nife ME Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	99.34%
Integrated Gas, Renewables and Power | Saft S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	99.34%
Integrated Gas, Renewables and Power | SGS Antelope Valley Development, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Sgula (East) Green Energies Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Smalt Energie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Societe d'exploitation de centrales photovoltaiques 1
Consolidation scope
Group interest, fully consolidated (as a percent)	27.65%
Integrated Gas, Renewables and Power | Solaire Grand Sud
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Solaire Libron
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Solar Carport NJ, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Mimizan
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Solar Sail Commercial Holdings, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Sail Holdings, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Sail, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Always Low Prices Ct, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Always Low Prices Hi, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Always Low Prices Il, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Always Low Prices Ma, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Arizona HMR-I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Arizona II, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Arizona VII, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Bay City 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star California I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star California IV, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star California LXXV, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star California LXXVI, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star California XXXV, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star California XXXVI, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star California XXXVIII, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Co Co 1, LC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Coastal Pirate, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Colorado II, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Cougars, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star HD Connecticut, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star HD Maryland, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star HD New Jersey, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star HD New York, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Healthy 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Healthy Lake, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star IL - TFS, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Irwd Baker, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Kale 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Kale 2
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Khsd, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star LCR Culver City, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star LCR Irvine, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star LCR LA 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star LCR LA 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star LCR Split 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star LCR Split 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star MA - Tewksbury, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Massachusetts II, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Massachusetts III, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Maxx 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Northwestern University, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Parent CRC Kern Front, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Parent CRC Mt. Poso, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Parent CRC North Shafter, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Parent CRC Pier A West, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Parent CRC Yowlumne 1 North, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Parent CRC Yowlumne 2 South, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Prairie Holding, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Prime 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Prime 3, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Prime 4, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Rancho CWD I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star River, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Track, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Urbana Landfill Central, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Urbana Landfill East, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Urbana Landfill West, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Wildcats, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solar Star Woodlands St Cr, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SolarBridge Technologies Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solarstar Billerica I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solarstar Ma I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Solarstar Prime I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SolarStorage Fund A, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SolarStorage Fund B, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SolarStorage Fund C, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SPML Land Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SPWR SS 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SPWR SunStrong Holdings, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SREC NE II Holdings, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SREC NE II, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SSCA XLI Holding Company, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower AssetCo, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Bermuda Holdings
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Bobcat Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Capital Services, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Capital, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Commercial FTB Construction, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Commercial Holding Company FTB SLB Parent, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Commercial Holding Company FTB SLB, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Sunpower Commercial St Revolver, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Corp Israel Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Corporation (Switzerland) S.A.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Corporation Australia PTY Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Corporation Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Corporation Mexico, S. de R.L. de C.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Corporation Southern Africa (PTY) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Corporation SPA
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Corporation UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Corporation, Systems
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower DevCo, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Energia SPA
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Energy Corporation Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Energy Solutions France S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Energy Systems Canada Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Energy Systems Korea
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Energy Systems Singapore PTE Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Energy Systems Southern Africa (PTY) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Energy Systems Spain, SL
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Equity Holdings, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Foundation
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Helix I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower HoldCo, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Italia S.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Japan KK
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Malaysia Manufacturing Sdn. Bhd.
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Malta Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Manufacturing (PTY) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Manufacturing Corporation Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Manufacturing de Vernejoul
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Manufacturing Oregon, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Muhendislik Insaat Enerji Uretim ve Ticaret A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Nanao Parent, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Netherlands B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower North America, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower NY CDG 1,LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Osato Parent, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Philippines Limited - Regional Operating Headquarters
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Philippines Manufacturing Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Revolver HoldCo I Parent, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Revolver HoldCo I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Solar Energy Technology (Tianjin) Corporation, Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Solar India Private Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Solar Malaysia Sdn. Bhd.
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Systems Belgium SPRL
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Systems International Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Systems Mexico S. de R.L. de C.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Systems S.A.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Technologies France S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Sunpower Technologies, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunPower Technology Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | SunStrong Capital Acquisition 3, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Swingletree Operations, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Tadiran Batteries GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	99.34%
Integrated Gas, Renewables and Power | Tadiran Batteries Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	99.34%
Integrated Gas, Renewables and Power | TEMASOL
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Tenesol SPV 1
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Tenesol Venezuela
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Thezan Solar
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Toitures Capiscol
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Carbon Neutrality Ventures Europe
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Carbon Neutrality Ventures International
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Direct Energie Centrale Electrique Bayet
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Direct Energie centrale Electrique Marchienne au Pont
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Direct Energie Belgium
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Direct Energie Centrale Electrique de Toul
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Direct Energie Concessions
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Direct Energie Generation
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Direct Energie Hambregie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Direct Energie S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Direct Energie Services
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Direct Energie Yfregie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Direct Energies Centrale Electrique de Pont Sur Sambres
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total E&P Australia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total E&P Australia Exploration PTY Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total E&P Australia II
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total E&P Australia III
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total E&P Barnett usa (75)
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total E&P Holding Ichthys
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total E&P Holdings Australia Pty Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total E&P Ichthys B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total E&P Indonesia Mentawai B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total E&P Indonesie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total E&P Mauritius Holding Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total E&P Mozambique Area 1, Limitada
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total E&P Oman Dev. B.V
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total E&P PNG 2 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total E&P PNG 5 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total E&P PNG Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total E&P Salmanov
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total E&P Sebuku
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total E&P Yamal
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Energy Investments Tianjin
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Energy Ventures Emerging Markets
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Energie Do Brasil
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Total Energie Gas GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Energy Services
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Gas & Power Actifs Industriels
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Gas & Power Asia Private Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Gas & Power Brazil
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Gas & Power Chartering Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Gas & Power Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Gas & Power North America Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Gas & Power Services Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Gas & Power Thailand
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Gas and Power Limited, London, Meyrin - Geneva Branch
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Gas Pipeline USA Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Gas Y Electricidad Argentina S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Gasandes
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Gaz Electricite Holdings France
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total GLNG Australia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total GLNG Australia Holdings
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Investment Management Tianjin
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total LNG Angola
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Midstream Holdings UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total New Energies Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total New Energies Ventures USA, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Quadran
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Renewables
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Solar Intl
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Solar Latin America SPA
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total SunPower Energia S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Total Tengah
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total USA International, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Total Yemen LNG Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Tugboat Commercial Pledgor, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Valorene
Consolidation scope
Group interest, fully consolidated (as a percent)	66.00%
Integrated Gas, Renewables and Power | Vega Solar 1 S.A.P.I. de C.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Vega Solar 2 S.A.P.I. de C.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Vega Solar 3 S.A.P.I. de C.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	46.74%
Integrated Gas, Renewables and Power | Vent De Thierache 01
Consolidation scope
Group interest, fully consolidated (as a percent)	51.00%
Integrated Gas, Renewables and Power | Vent De Thierache 02
Consolidation scope
Group interest, fully consolidated (as a percent)	51.00%
Integrated Gas, Renewables and Power | Vent De Thierache 03
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Vents D'Oc Centrale D'Energie Renouvelable 18
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Vents D'Oc Energies Renouvelables
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Watt Prox
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Winergy
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Zeeland Solar B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Eolienne De La Vallee Gentillesse
Consolidation scope
Group interest, fully consolidated (as a percent)	74.80%
Integrated Gas, Renewables and Power | Centrale Eolienne La Cote Du Moulin A Vent
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Eolienne Varades
Consolidation scope
Group interest, fully consolidated (as a percent)	51.00%
Integrated Gas, Renewables and Power | Centrale Hydrolique Alas
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Hydrolique Ardon
Consolidation scope
Group interest, fully consolidated (as a percent)	90.00%
Integrated Gas, Renewables and Power | Centrale Hydrolique Arvan
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Hydrolique Barbaira
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Hydrolique Bonnant
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Hydrolique La Buissiere
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Hydrolique Previnquieres
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Autoprod
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Base 112
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Briffaut
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Cet De Hesse
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Chemin De Melette
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire DE LA Med
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Dom
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire DU Lavoir
Consolidation scope
Group interest, fully consolidated (as a percent)	60.00%
Integrated Gas, Renewables and Power | Centrale Solaire Ficon
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Guinots
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire La Metairie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire La Potence
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire La Sauteirane
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire La Tastere
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Les Ancizes
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Les Canebieres
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Lyreco
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Ombrieres De Blyes
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Ombrieres De Boujan
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Ombrieres P5
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Pont Sur Sambre
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire SPW2
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Toiture Josse
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables and Power | Abu Dhabi Gas Liquefaction Company Limited
Consolidation scope
Group interest, equity method (as a percent)	5.00%
Integrated Gas, Renewables and Power | Adani Total Private Limited (e)
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables and Power | Advanced Thermal Batteries Inc.
Consolidation scope
Group interest, equity method (as a percent)	49.67%
Integrated Gas, Renewables and Power | Aerospatiale Batteries (ASB)
Consolidation scope
Group interest, equity method (as a percent)	49.67%
Integrated Gas, Renewables and Power | Aerowatt Energies
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Gas, Renewables and Power | Aerowatt Energies 2
Consolidation scope
Group interest, equity method (as a percent)	51.00%
Integrated Gas, Renewables and Power | Aerowatt Energies Nogara
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Gas, Renewables and Power | Aerowatt Energies Nogara 2
Consolidation scope
Group interest, equity method (as a percent)	51.00%
Integrated Gas, Renewables and Power | Altinergie
Consolidation scope
Group interest, equity method (as a percent)	51.00%
Integrated Gas, Renewables and Power | Angola LNG Limited
Consolidation scope
Group interest, equity method (as a percent)	13.60%
Integrated Gas, Renewables and Power | Arctic LNG 2 LLC
Consolidation scope
Group interest, equity method (as a percent)	21.64%
Percentage of control in associate or joint venture	10.00%
Integrated Gas, Renewables and Power | ATJV Offshore
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables and Power | Cameron LNG Holdings LLC
Consolidation scope
Group interest, equity method (as a percent)	16.60%
Integrated Gas, Renewables and Power | Centrale Photovoltaique De Merle Sud
Consolidation scope
Group interest, equity method (as a percent)	40.58%
Integrated Gas, Renewables and Power | Co Biogaz
Consolidation scope
Group interest, equity method (as a percent)	26.00%
Integrated Gas, Renewables and Power | Colon LNG Marketing S. de R. L.
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables and Power | Cote d'Ivoire GNL
Consolidation scope
Group interest, equity method (as a percent)	34.00%
Integrated Gas, Renewables and Power | Centrale Solaire Betheniville
Consolidation scope
Group interest, equity method (as a percent)	51.12%
Integrated Gas, Renewables and Power | Centrale Solaire Estarac
Consolidation scope
Group interest, equity method (as a percent)	35.00%
Integrated Gas, Renewables and Power | Centrale Solaire Gigognan
Consolidation scope
Group interest, equity method (as a percent)	51.49%
Integrated Gas, Renewables and Power | Centrale Solaire Heliovale
Consolidation scope
Group interest, equity method (as a percent)	59.63%
Integrated Gas, Renewables and Power | Centrale Solaire Le Cres
Consolidation scope
Group interest, equity method (as a percent)	51.49%
Integrated Gas, Renewables and Power | Centrale Solaire Olinoca
Consolidation scope
Group interest, equity method (as a percent)	10.00%
Integrated Gas, Renewables and Power | Centrale Solaire Sableyes
Consolidation scope
Group interest, equity method (as a percent)	51.49%
Integrated Gas, Renewables and Power | Dongfang Huansheng Photovoltaic (Jiangsu) Company Limited
Consolidation scope
Group interest, equity method (as a percent)	9.35%
Integrated Gas, Renewables and Power | Eole Balaze 2
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Gas, Renewables and Power | Eole Balaze S.A.R.L.
Consolidation scope
Group interest, equity method (as a percent)	66.75%
Integrated Gas, Renewables and Power | Eole Desirade 4
Consolidation scope
Group interest, equity method (as a percent)	66.67%
Integrated Gas, Renewables and Power | Eole La Motelle
Consolidation scope
Group interest, equity method (as a percent)	66.67%
Integrated Gas, Renewables and Power | Eole Maxent
Consolidation scope
Group interest, equity method (as a percent)	66.75%
Integrated Gas, Renewables and Power | Eole Petite Place
Consolidation scope
Group interest, equity method (as a percent)	53.45%
Integrated Gas, Renewables and Power | Eoloue
Consolidation scope
Group interest, equity method (as a percent)	17.34%
Integrated Gas, Renewables and Power | Fosmax LNG
Consolidation scope
Group interest, equity method (as a percent)	27.50%
Integrated Gas, Renewables and Power | Gas Del Litoral SRLCV
Consolidation scope
Group interest, equity method (as a percent)	25.00%
Integrated Gas, Renewables and Power | Gulf Total Tractebel Power Company PSJC
Consolidation scope
Group interest, equity method (as a percent)	20.00%
Integrated Gas, Renewables and Power | Helio Beziers
Consolidation scope
Group interest, equity method (as a percent)	65.53%
Integrated Gas, Renewables and Power | Helio Florensac
Consolidation scope
Group interest, equity method (as a percent)	65.35%
Integrated Gas, Renewables and Power | Helio La Perriere
Consolidation scope
Group interest, equity method (as a percent)	66.67%
Integrated Gas, Renewables and Power | Helio Logistique
Consolidation scope
Group interest, equity method (as a percent)	65.09%
Integrated Gas, Renewables and Power | Helio Orange
Consolidation scope
Group interest, equity method (as a percent)	65.06%
Integrated Gas, Renewables and Power | Huaxia CPV (Inner Mongolia) Power Corporation, Limited
Consolidation scope
Group interest, equity method (as a percent)	11.68%
Integrated Gas, Renewables and Power | Hydro Tinee
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables and Power | Ichthys LNG PTY Limited
Consolidation scope
Group interest, equity method (as a percent)	26.00%
Integrated Gas, Renewables and Power | Ise Total Nanao Power Plant G.K.
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables and Power | Jingdan New Energy Investment (Shanghai) Co. Ltd
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables and Power | La Metairie Neuve
Consolidation scope
Group interest, equity method (as a percent)	25.00%
Integrated Gas, Renewables and Power | Missiles & Space Batteries Limited
Consolidation scope
Group interest, equity method (as a percent)	49.67%
Integrated Gas, Renewables and Power | Miyako Kuzakai Solarpark G.K.
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables and Power | Mulilo Prieska PV (RF) Proprietary Limited
Consolidation scope
Group interest, equity method (as a percent)	27.00%
Integrated Gas, Renewables and Power | National Gas Shipping Company Limited
Consolidation scope
Group interest, equity method (as a percent)	5.00%
Integrated Gas, Renewables and Power | Nigeria LNG Limited
Consolidation scope
Group interest, equity method (as a percent)	15.00%
Integrated Gas, Renewables and Power | Nouvelle Centrale Eolienne de Lastours
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables and Power | Nouvelle Entreprise D'Energie Solaire
Consolidation scope
Group interest, equity method (as a percent)	51.00%
Integrated Gas, Renewables and Power | Nyk Armateur S.A.S.
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables and Power | Oman LNG, LLC
Consolidation scope
Group interest, equity method (as a percent)	5.54%
Integrated Gas, Renewables and Power | Parc Des Hauts Vents
Consolidation scope
Group interest, equity method (as a percent)	66.75%
Integrated Gas, Renewables and Power | Parc Eolien Nordex III
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables and Power | Parc Eolien Nordex XXIX
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables and Power | Parc Eolien Nordex XXX
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables and Power | Partrederiet Bw Gas Global LNG
Consolidation scope
Group interest, equity method (as a percent)	49.00%
Integrated Gas, Renewables and Power | PV Salvador SPA
Consolidation scope
Group interest, equity method (as a percent)	20.00%
Integrated Gas, Renewables and Power | Qatar Liquefied Gas Company Limited
Consolidation scope
Group interest, equity method (as a percent)	10.00%
Integrated Gas, Renewables and Power | Qatar Liquefied Gas Company Limited (II)
Consolidation scope
Group interest, equity method (as a percent)	16.70%
Integrated Gas, Renewables and Power | Quadrica
Consolidation scope
Group interest, equity method (as a percent)	51.00%
Integrated Gas, Renewables and Power | Roquefort Solar
Consolidation scope
Group interest, equity method (as a percent)	51.00%
Integrated Gas, Renewables and Power | Shams Power Company PJSC
Consolidation scope
Group interest, equity method (as a percent)	20.00%
Integrated Gas, Renewables and Power | Societe Champenoise d'Energie
Consolidation scope
Group interest, equity method (as a percent)	16.00%
Integrated Gas, Renewables and Power | Societe Economie Mixte Production Energetique Renouvelable
Consolidation scope
Group interest, equity method (as a percent)	35.92%
Integrated Gas, Renewables and Power | Solaire Villon
Consolidation scope
Group interest, equity method (as a percent)	51.60%
Integrated Gas, Renewables and Power | Solar Energies
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Gas, Renewables and Power | Sophye Lacmort
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables and Power | South Hook LNG Terminal Company Limited
Consolidation scope
Group interest, equity method (as a percent)	8.35%
Integrated Gas, Renewables and Power | Sunstrong Capital Holdings, LLC
Consolidation scope
Group interest, equity method (as a percent)	23.84%
Integrated Gas, Renewables and Power | SunStrong Partners, LLC
Consolidation scope
Group interest, equity method (as a percent)	14.83%
Integrated Gas, Renewables and Power | Sunzil
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables and Power | Sunzil Caraibes
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables and Power | Sunzil Mayotte S.A.S.
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables and Power | Sunzil Ocean Indien
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables and Power | Sunzil Pacific
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables and Power | Sunzil Polynesie
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables and Power | Sunzil Polynesie Services
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables and Power | Sunzil Services Caraibes
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables and Power | Sunzil Services Ocean Indien
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables and Power | Tianneng Saft Energy Joint Stock Company
Consolidation scope
Group interest, equity method (as a percent)	40.00%
Integrated Gas, Renewables and Power | Total Eren
Consolidation scope
Group interest, equity method (as a percent)	29.60%
Percentage of control in associate or joint venture	5.80%
Integrated Gas, Renewables and Power | Total Eren Holding
Consolidation scope
Group interest, equity method (as a percent)	33.86%
Integrated Gas, Renewables and Power | Total Tractebel Emirates O & M Company
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables and Power | Total Tractebel Emirates Power Company
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables and Power | Transportadora de Gas del Mercosur S.A.
Consolidation scope
Group interest, equity method (as a percent)	32.68%
Integrated Gas, Renewables and Power | TSGF SPA
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables and Power | Vertigo
Consolidation scope
Group interest, equity method (as a percent)	25.00%
Integrated Gas, Renewables and Power | Yamal LNG
Consolidation scope
Group interest, equity method (as a percent)	29.73%
Percentage of control in associate or joint venture	20.02%
Integrated Gas, Renewables and Power | Yemen LNG Company Limited
Consolidation scope
Group interest, equity method (as a percent)	39.62%
Refining & Chemicals | Appryl S.N.C
Consolidation scope
Group interest, fully consolidated (as a percent)	50.00%
Refining & Chemicals | Atlantic Trading and Marketing Financial Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Atlantic Trading and Marketing Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Balzatex S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Barry Controls Aerospace S.N.C.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | BASF Total Petrochemicals LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	40.00%
Refining & Chemicals | Bay Junction Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Borrachas Portalegre Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | BOU Verwaltungs GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Catelsa-Caceres S.A.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Cie Tunisienne du Caoutchouc S.A.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Composite Industrie Maroc S.A.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Composite Industrie S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Cosden, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | COS-MAR Company
Consolidation scope
Group interest, fully consolidated (as a percent)	50.00%
Refining & Chemicals | Cray Valley (Guangzhou) Chemical Company, Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Cray Valley Czech
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Cray Valley HSC Asia Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Cray Valley Italia S.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Cray Valley S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | CSSA - Chartering and Shipping Services S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Espa S.A.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Ethylene Est
Consolidation scope
Group interest, fully consolidated (as a percent)	99.98%
Refining & Chemicals | Feluy Immobati
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Fina Pipeline Co
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | FINA Technology, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Gasket (Suzhou) Valve Components Company, Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Gasket International S.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Grande Paroisse S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | HBA Hutchinson Brasil Automotive Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson (UK) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson (Wuhan) Automotive Rubber Products Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Aeronautique & Industrie Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Aeroservices S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Aerospace & Industry Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Aerospace GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Aftermarket USA Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Antivibration Systems Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Automotive Systems Company, Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Autopartes Mexico S.A. de C.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Borrachas de Portugal Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson d.o.o Ruma
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Do Brasil S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Fluid Management Systems Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Holding GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Holdings UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Iberia S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Industrial Rubber Products (Suzhou) Company, Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Industrias Del Caucho SAU
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Industries Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Japan Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Korea Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Maroc S.A.R.L. AU
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Poland SP ZO.O.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Polymers S.N.C.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Porto
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Precision Sealing Systems Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Research & Innovation Singapore PTE. Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Rubber Products Private Limited Inde
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson S.N.C.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson S.R.L. (Italie)
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson S.R.L. (Roumanie)
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Sales Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Seal De Mexico S.A. de CV.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Sealing Systems Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson SRO
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Stop - Choc GmbH & CO. KG
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Suisse S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Transferencia de Fluidos S.A. de C.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Tunisie S.A.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Vietnam Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Industrias Tecnicas De La Espuma SL
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Industrielle Desmarquoy S.N.C.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Jehier S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	99.89%
Refining & Chemicals | Joint Precision Rubber
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | KTN Kunststofftechnik Nobitz GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Le Joint Francais S.N.C.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Legacy Site Services Funding Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Legacy Site Services LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Les Stratifies S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Lone Wolf Land Company
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Machen Land Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Mide Technology Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Naphtachimie
Consolidation scope
Group interest, fully consolidated (as a percent)	50.00%
Refining & Chemicals | Novogy, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Olutex Oberlausitzer Luftfahrttextilien GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Pamargan (Malta) Products Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Pamargan Products Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Paulstra S.N.C.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Paulstra Silentbloc S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | PFW Aerospace GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | PFW Havacilik Sanayi ve Dis Ticaret Limited Sirtketi
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | PFW Uk Machining Ltd.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Polyblend GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	68.00%
Refining & Chemicals | Resilium
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Retia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Retia USA LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | SigmaKalon Group B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Societe Bearnaise De Gestion Industrielle
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Stillman Seal Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Stop-Choc (UK) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Techlam S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Thermal Control Systems Automotive Sasu
Consolidation scope
Group interest, fully consolidated (as a percent)	60.00%
Refining & Chemicals | Total Activites Maritimes
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Atlantic Trading Mexico SA De CV
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Country Services Belgium
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Deutschland GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Downstream UK PLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Energy Marketing A/S
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total European Trading
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Laffan Refinery
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Laffan Refinery II B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Lindsey Oil Refinery Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total New Energies USA, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Olefins Antwerp
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Opslag En Pijpleiding Nederland NV
Consolidation scope
Group interest, fully consolidated (as a percent)	55.00%
Refining & Chemicals | Total PAR LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Petrochemicals (Hong Kong) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Petrochemicals (Shangai) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Petrochemicals Development Feluy
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Petrochemicals Ecaussinnes
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Petrochemicals Feluy
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Petrochemicals France
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Petrochemicals Iberica
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Petrochemicals Pipeline USA Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Petrochemicals UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Polymers Antwerp
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Raffinaderij Antwerpen N.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Raffinage Chimie S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Raffinage France
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Raffinerie Mitteldeutschland GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Refining & Chemicals Saudi Arabia S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Research & Technology Feluy
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Splitter USA Inc
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Trading and Marketing Canada LP
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Trading Asia Pte Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Trading Canada Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Trading Products S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TOTSA Total Oil Trading S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Transalpes S.N.C.
Consolidation scope
Group interest, fully consolidated (as a percent)	67.00%
Refining & Chemicals | Trans-Ethylene
Consolidation scope
Group interest, fully consolidated (as a percent)	99.98%
Refining & Chemicals | Tssa Total Storage & Services S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Vibrachoc S.A.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Zeeland Refinery NV
Consolidation scope
Group interest, fully consolidated (as a percent)	55.00%
Refining & Chemicals | Bayport Polymers LLC
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Refining & Chemicals | Buckeye Products Pileline LP
Consolidation scope
Group interest, equity method (as a percent)	14.66%
Refining & Chemicals | Gulf Coast Pipeline LP
Consolidation scope
Group interest, equity method (as a percent)	14.66%
Refining & Chemicals | Hanwha Total Petrochemical Co. Limited
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Refining & Chemicals | Laffan Refinery Company Limited
Consolidation scope
Group interest, equity method (as a percent)	10.00%
Refining & Chemicals | Laffan Refinery Company Limited 2
Consolidation scope
Group interest, equity method (as a percent)	10.00%
Refining & Chemicals | LaPorte Pipeline Company LP
Consolidation scope
Group interest, equity method (as a percent)	20.16%
Refining & Chemicals | LaPorte Pipeline GP LLC
Consolidation scope
Group interest, equity method (as a percent)	19.96%
Refining & Chemicals | Qatar Petrochemical Company Q.S.C. (QAPCO)
Consolidation scope
Group interest, equity method (as a percent)	20.00%
Refining & Chemicals | Qatofin Company Limited
Consolidation scope
Group interest, equity method (as a percent)	49.09%
Refining & Chemicals | San Jacinto Rail Limited
Consolidation scope
Group interest, equity method (as a percent)	17.00%
Refining & Chemicals | Saudi Aramco Total Refining & Petrochemical Company
Consolidation scope
Group interest, equity method (as a percent)	37.50%
Refining & Chemicals | Societe du Pipeline Sud-Europeen
Consolidation scope
Group interest, equity method (as a percent)	35.14%
Refining & Chemicals | SPA Sonatrach Total Entreprise de Polymeres
Consolidation scope
Group interest, equity method (as a percent)	49.00%
Refining & Chemicals | Total Corbion PLA B.V.
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Refining & Chemicals | Totseanergy
Consolidation scope
Group interest, equity method (as a percent)	49.00%
Marketing & Services | Air Total (Suisse) S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Air Total International S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Alvea
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Antilles Gaz
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Argedis
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | AS 24
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | AS24 Belgie N.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | AS24 Espanola S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | AS24 Fuel Cards Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | AS24 Lithuanie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | AS24 Polska SP ZO.O.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | AS24 Tankservice GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Caldeo
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Charvet La Mure Bianco
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Compagnie Petroliere de l'Ouest - CPO
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | CPE Energies
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Cristal Marketing Egypt
Consolidation scope
Group interest, fully consolidated (as a percent)	80.78%
Marketing & Services | DCA-MORY-SHIPP
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Egedis
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Elf Oil UK Aviation Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Elf Oil UK Properties Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Fioulmarket.fr
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Gapco Kenya Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Gapco Tanzania Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Gapco Uganda Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Guangzhou Elf Lubricants Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	77.00%
Marketing & Services | Gulf Africa Petroleum Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Lubricants Vietnam Holding Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Pitpoint B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Pitpoint Cng B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Produits Petroliers Stela
Consolidation scope
Group interest, fully consolidated (as a percent)	99.99%
Marketing & Services | Quimica Vasca S.A.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Servauto Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Societe d'exploitation de l'usine de Rouen
Consolidation scope
Group interest, fully consolidated (as a percent)	98.98%
Marketing & Services | Societe mahoraise de stockage de produits petroliers
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Societe Urbaine des Petroles
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total (Africa) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total (Fiji) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Additifs et Carburants Speciaux
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Africa S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Aviation & Export Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Belgium
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Bitumen Deutschland GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Bitumen UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Botswana (PTY) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	50.10%
Marketing & Services | Total Brasil Diesel Comercio e Transportes Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Brasil Distribuidora Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Burkina
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Cambodge
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Cameroun
Consolidation scope
Group interest, fully consolidated (as a percent)	67.01%
Marketing & Services | Total Caraibes
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Ceska Republika S.R.O.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total China Investment Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Congo
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Corse
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Cote D'Ivoire
Consolidation scope
Group interest, fully consolidated (as a percent)	72.99%
Marketing & Services | Total Denmark A/S
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Egypt
Consolidation scope
Group interest, fully consolidated (as a percent)	80.78%
Marketing & Services | Total Espana S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Especialidades Argentina
Consolidation scope
Group interest, fully consolidated (as a percent)	98.78%
Marketing & Services | Total Ethiopia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Fluides
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Fuels Wuhan Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Glass Lubricants Europe GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Guadeloupe
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Guinea Ecuatorial
Consolidation scope
Group interest, fully consolidated (as a percent)	70.00%
Marketing & Services | Total Guinee
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Holding Asie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Holding India
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Italia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Jamaica Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Jordan PSC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Kenya
Consolidation scope
Group interest, fully consolidated (as a percent)	93.96%
Marketing & Services | Total Liban
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Liberia Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Lubricants (China) Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	77.00%
Marketing & Services | Total Lubricants Taiwan Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	63.00%
Marketing & Services | Total Lubrifiants
Consolidation scope
Group interest, fully consolidated (as a percent)	99.98%
Marketing & Services | Total Lubrifiants Algerie
Consolidation scope
Group interest, fully consolidated (as a percent)	78.90%
Marketing & Services | Total Lubrifiants Service Automobile
Consolidation scope
Group interest, fully consolidated (as a percent)	99.98%
Marketing & Services | Total Luxembourg S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Madagasikara S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	79.44%
Marketing & Services | Total Malawi Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Mali
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Marine Fuels
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Marketing Egypt
Consolidation scope
Group interest, fully consolidated (as a percent)	80.78%
Marketing & Services | Total Marketing France
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Marketing Gabon
Consolidation scope
Group interest, fully consolidated (as a percent)	90.00%
Marketing & Services | Total Marketing Middle East Free Zone
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Marketing Services
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Marketing Tchad
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Marketing Uganda
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Maroc
Consolidation scope
Group interest, fully consolidated (as a percent)	55.00%
Marketing & Services | Total Mauritius
Consolidation scope
Group interest, fully consolidated (as a percent)	55.00%
Marketing & Services | Total Mayotte
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Mexico S.A. de C.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Mineraloel und Chemie GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Mineralol GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Mozambique
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Namibia (PTY) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	50.10%
Marketing & Services | Total Nederland NV
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Niger S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Nigeria PLC
Consolidation scope
Group interest, fully consolidated (as a percent)	61.72%
Marketing & Services | Total Oil Asia-Pacific Pte Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Oil India Private Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Outre-Mer
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Pacifique
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Paiement Services
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Petroleum (Shanghai) Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Petroleum Ghana Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	76.74%
Marketing & Services | Total Petroleum Puerto Rico Corp.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Polska
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Polynesie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total RDC
Consolidation scope
Group interest, fully consolidated (as a percent)	60.00%
Marketing & Services | Total Reunion
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Romania S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Senegal
Consolidation scope
Group interest, fully consolidated (as a percent)	69.14%
Marketing & Services | Total Singapore Shared Services Pte Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total South Africa (PTY) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	50.10%
Marketing & Services | Total Specialties USA Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Supply MS S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Swaziland (PTY) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	50.10%
Marketing & Services | Total Tanzania Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Tianjin Manufacturing Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	77.00%
Marketing & Services | Total Togo
Consolidation scope
Group interest, fully consolidated (as a percent)	76.72%
Marketing & Services | Total Tunisie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Turkey Pazarlama
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total UAE LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	49.00%
Marketing & Services | Total Uganda Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Ukraine LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Vietnam Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Vostok
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Zambia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Zimbabwe
Consolidation scope
Group interest, fully consolidated (as a percent)	80.00%
Marketing & Services | Totalgaz Vietnam LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Upbeatprops 100 PTY Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	50.10%
Marketing & Services | V Energy S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	70.00%
Marketing & Services | Aristea
Consolidation scope
Group interest, equity method (as a percent)	51.00%
Marketing & Services | Arteco
Consolidation scope
Group interest, equity method (as a percent)	49.99%
Marketing & Services | Clean Energy
Consolidation scope
Group interest, equity method (as a percent)	24.85%
Marketing & Services | National Petroleum Refiners Of South Africa (PTY) Limited
Consolidation scope
Group interest, equity method (as a percent)	18.22%
Marketing & Services | Saudi Total Petroleum Products
Consolidation scope
Group interest, equity method (as a percent)	51.00%
Marketing & Services | S-Oil Total Lubricants Company Limited
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Marketing & Services | South Asia LPG Private Limited
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Marketing & Services | Total Freeport Corporation
Consolidation scope
Group interest, equity method (as a percent)	51.00%
Marketing & Services | Total Parco Pakistan Limited
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Marketing & Services | Total Philippines Corporation
Consolidation scope
Group interest, equity method (as a percent)	51.00%
Marketing & Services | Total Sinochem Fuels Company Limited
Consolidation scope
Group interest, equity method (as a percent)	49.00%
Marketing & Services | Total Sinochem Oil Company Limited
Consolidation scope
Group interest, equity method (as a percent)	49.00%
Marketing & Services | Trapil
Consolidation scope
Group interest, equity method (as a percent)	35.50%
Corporate | Albatros
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Elf Aquitaine Fertilisants
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Elf Aquitaine Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Elf Forest Products LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Etmofina
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Omnium Reinsurance Company S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Pan Insurance Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Septentrion Participations
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Socap S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Societe Civile Immobiliere CB2
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Sofax Banque
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total American Services Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Capital
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Capital Canada Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Capital International
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Consulting
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Corporate Management (Beijing) Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Delaware Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Developpement Regional S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Facilities Management Services (TFMS)
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Finance
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Finance Corporate Services Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Finance Global Services (TOFIG)
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Finance International B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Finance Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Finance USA Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Funding Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Funding Nederland International B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Gestion Filiales
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Gestion USA
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Global Financial Services
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Global Human Ressources Services
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Global Information Technology Services Belgium
Consolidation scope
Group interest, fully consolidated (as a percent)	99.98%
Corporate | Total Global IT Services (TGITS)
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Global Procurement (TGP)
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Global Procurement Belgium S.A. (TGPB)
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Global Services Bucharest
Consolidation scope
Group interest, fully consolidated (as a percent)	99.01%
Corporate | Total Global Services Philippines
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Holding Allemagne
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Holdings Europe
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Holdings International B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Holdings S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Holdings UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Holdings USA Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total International NV
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Investments
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Learning Solutions (TLS)
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Operations Canada Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Overseas Holding (PTY) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Participations
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Petrochemicals & Refining S.A./NV
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Petrochemicals & Refining USA Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Petrochemicals Security USA Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Resources (Canada) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Treasury
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total UK Finance Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%